Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Income
	December 31,	December 31,
	2011	2010
	(in thousands)
Currency translation adjustments	$7,609	$18,956
Currency impact on long term funding	(20,913)	(20,111)
Tax on currency impact on long term funding	1,540	1,246
Actuarial gain on defined benefit pension plan (note 9)	(4,060)	305
Unrealised capital gain(loss) – investments (note 3)	(622)	-

Total	$(16,446)	$396